Investments (Consolidated Variable Interest Entities - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Tax credits guaranteed by third parties that reduce maximum exposure to loss related to other invested assets	$ 212	$ 257
Financial or other support to investees designated as VIEs	0	0	0
CSEs (assets (primarily loans) and liabilities (primarily debt))
Variable Interest Entity [Line Items]
Variable interest, maximum exposure to loss in consolidated securitization entities	123	154
Long-term debt held by consolidated securitization entities, percentage range minimum	2.25%	2.25%	2.25%
Long-term debt held by consolidated securitization entities, percentage range maximum	5.57%	5.57%	5.57%
Interest expense on long-term debt held by consolidated securitization entities	38	122	163
Real estate joint ventures
Variable Interest Entity [Line Items]
Variable interest, maximum exposure to loss in consolidated securitization entities		$ 178
Long-term debt held by consolidated securitization entities, percentage range minimum	1.39%
Long-term debt held by consolidated securitization entities, percentage range maximum	4.45%